Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with US GAAP.
The Outbreak of Coronavirus Disease 2019 (“COVID-19”)

The Outbreak of Coronavirus Disease 2019 (“COVID-19”)

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses and schools worldwide. The potential impact which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on our financial position, operations and cash flows.

On March 24, 2020, the Indian government ordered a 21-day nationwide lockdown, followed by another order on April 14, 2020 and was extended until May 31, 2020 with numerous relaxations which inter alia permitted opening of businesses and offices with certain restrictions. The Indian government, on May 30, 2020 further extended the lockdown in certain areas identified as ‘containment zones’ until June 30, 2020 and permitted re-opening of the economy in a phased manner in areas outside the containment zones. Ministry of Home Affairs (MHA) announced that from July 1, 2020 to July 30, 2020, lockdown measures were only imposed in containment zones. In all other areas, most activities were permitted. From August 1, 2020, night curfews were removed and all inter-and intra-state travel and transportation is permitted. Further, the respective state/union territory governments have been empowered to prohibit activities in areas outside containment zones or impose such restrictions as deemed necessary to contain the spread of COVID-19 which has slowed down the rate of resumption of business activities. Due to the lockdown, our operations in India were halted for several weeks. We resumed our sales operations in various parts of India (except those falling under containment zones) with effect from May 11, 2020. From March 2020 to the date of the financial statements, revenue generated from Do Mobile decreased compared to the same period in 2019. The Indian government has now lifted nationwide lockdown and taking requisite steps to bring back the Indian economy on track. Indian government has also initiated COVID-19 vaccination throughout India to eradicate its further spread. In the event the Indian government decides to re-impose the lockdown or additional restrictions if situation worsens due to any reason on continuation of business activities, it may have a detrimental impact on the resumption of our business operations in India.

The Company’s operating results from April 1, 2020 through the date of the financial statements have been significantly affected by the outbreak of COVID-19. Total revenue is lower than previously expected. From January 2020 to May 2020, UTime SZ borrowed an aggregate of RMB4.6 million from Mr. Bao for additional working capital demand arisen in connection with the COVID-19 outbreak and repaid an aggregate of RMB3.2 million. Since March 2020, the Company has participated in efforts to stem the spread of the epidemic, namely, by serving as a temporary distributor of face masks to an existing overseas client in Brazil. All the face masks distributed by the Company were sold to such customer with delivery terms entered into on a Free On Board basis at Shenzhen port. These completed purchase orders, which aggregated approximately US$6.7 million have helped the Company to maintain revenue and cash flow to a certain extent. However, the Company does not intend for this revenue stream to become part of its long-term business strategy. During the year ended March 31, 2022, the Company did not generate revenue from this revenue stream.

Our customers could potentially be negatively impacted by the outbreak, which may reduce their future orders. Our customers may reduce their future purchases from us if they are not able to complete manufacturing of their products due to the shortage of components from other suppliers. The prolonged and broad-based shift to a remote working environment continues to create inherent productivity, connectivity, and oversight challenges and could affect our ability to enhance, develop and support existing products and services, detect and prevent spam and problematic content, hold product sales and marketing events, and generate new sales leads, among others. In addition, the changed environment under which the Company is operating could have an effect on its internal controls over financial reporting as well as our ability to meet a number of its compliance requirements in a timely or quality manner. Additional and/or extended, governmental lockdowns, restrictions or new regulations could significantly impact the ability of our employees and vendors to work productively. Governmental restrictions have been globally inconsistent and it remains unclear when a return to worksite locations or travel will be permitted or what restrictions will be in place in those environments.

Extended periods of interruption to our corporate, development or manufacturing facilities due to the COVID-19 pandemic could cause the Company to lose revenue and market share, which would depress its financial performance and could be difficult to recapture. The Company’s business may also be harmed if travel to or from the PRC continues to be restricted or inadvisable or if members of management and other employees are absent because they contract the coronavirus, they elect not to come to work due to the illness affecting others in the Company’s office or manufacturing facilities, or they are subject to quarantines or other governmentally imposed restrictions.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company balances and transactions between the Company, its subsidiaries, VIE and VIE’s subsidiaries are eliminated.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Management evaluates these estimates and assumptions on a regular basis. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for receivables, write down of other assets, estimated useful lives of property and equipment, impairment on inventory, sales return, product warranties, the valuation allowance for deferred tax assets and income tax, provision for employee benefits, and going concern. Actual results could differ from those estimates and judgments.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments with original maturities of three months or less at the date of purchase, that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash	Restricted cash Restricted cash consisted of collateral representing cash deposits for long-term borrowings.
Receivables

Receivables

Accounts receivable and other receivables are reflected in the Company’s consolidated balance sheets at their estimated collectible amounts. A substantial majority of its accounts receivable are derived from sales to well-known technological clients. The Company follows the allowance method of recognizing uncollectible accounts receivable and other receivables, pursuant to which the Company regularly assesses its ability to collect outstanding customer invoices and make estimates of the collectability of accounts receivable and other receivables. The Company provides an allowance for doubtful accounts when it determines that the collection of an outstanding customer receivable is not probable. The allowance for doubtful accounts is reviewed on a timely basis to assess the adequacy of the allowance. The Company takes into consideration (a) historical bad debts experience, (b) any circumstances of which it is aware of a customer’s or debtor’s inability to meet its financial obligations, (c) changes in its customer or debtor payment history, and (d) its judgments as to prevailing economic conditions in the industry and the impact of those conditions on its customers and debtors. If circumstances change, such that the financial conditions of its customers or debtors are adversely affected and they are unable to meet their financial obligations to the Company, it may need to record additional allowances, which would result in a reduction of its net income.

Notes receivable represent banks’ acceptances that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Company. These banks’ acceptances are non-interest bearing and are collectible within six months. Its balance is combined under accounts receivable, if any.

Concentration of credit risk and major customers

Concentration of credit risk and major customers

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2021 and 2022, the aggregate amount of cash and cash equivalents, and restricted cash of RMB9.47 million and RMB67.2 million respectively.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in PRC. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s financial condition, credit history, and the current economic conditions. As of March 31, 2021 and 2022, the Company recorded RMB0.9 million and RMB0.1 million of allowances for accounts receivable, respectively.

Major customers and accounts receivable — During the year ended March 31, 2020, the Company had one customer that accounted over 10% of revenues, and revenue from this customer amounted to RMB110.6 million relate to Original Equipment Manufacturer (“OEM”)/Original Design Manufacturer (“ODM”) services segment. The Company had one customer that accounted over 10% of total accounts receivable at March 31, 2020, amounting to RMB36.3 million. During the year ended March 31, 2021, the Company had two customers that accounted over 10% of revenues, and revenue from these customers amounted to RMB102.1 million and RMB44.7 million, respectively, relate to Original Equipment Manufacturer (“OEM”)/Original Design Manufacturer (“ODM”) services segment and sales of face mask. The Company had one customer that accounted over 10% of total accounts receivable at March 31, 2021, amounting to RMB10.9 million. During the year ended March 31, 2022, the Company had two customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB116.4 million and RMB54.6 million, respectively, relate to Original Equipment Manufacturer (“OEM”)/Original Design Manufacturer (“ODM”) services segment. The Company had three customers that accounted over 10% of total accounts receivable at March 31, 2022, amounting to RMB8.3 million, RMB6.3 million and RMB4.3 million, respectively.

Major suppliers — During the year ended March 31, 2020, the Company had two suppliers accounted over 10% of total purchases and processing fees, and purchase and processing fees from these suppliers amounted to a total of RMB35.7 million. During the year ended March 31, 2021, the Company had no supplier accounted over 10% of total purchases and processing fees. During the year ended March 31, 2022, the Company had one supplier accounted over 10% of total purchases and processing fees from the supplier amounted to RMB39.5 million.

Inventories

Inventories

Inventories of the Company consist of raw materials, finished goods and work in process. Inventories are stated at lower of cost or net realizable value with cost being determined on the weighted average method. Elements of cost in inventories include raw materials, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead. The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the product life-cycle.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expenses as incurred. Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:

Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Upon retirement or sale of an asset, the cost of the asset and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to other (income) expenses, net.

Intangible assets, net

Intangible assets, net

Intangible asset results from the acquisition of the licensed software and customer relationships. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. The Company accounts for such licensed software with definite lives and amortized using the straight-line method over its estimated useful life of 3 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews the carrying value of long-lived assets to be held and used when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. No impairment charge was recognized for all periods presented.

Equity method investment

Equity method investment

The Company’s long-term investments consist of equity method investment. Investment in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company evaluates the equity method investment for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings when the decline in value is determined to be other-than-temporary.

Fair value of financial instruments

Fair value of financial instruments

Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1	Valuations for assets and liabilities traded in active exchange markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or similar assets or liabilities.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer or broker traded transactions. Level 3 valuations incorporate certain unobservable assumptions and projections in determining the fair value assigned to such assets.

All transfers between fair value hierarchy levels are recognized by the Company at the end of each reporting period. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risks associated with investment in those instruments.

Fair Value Measured or Disclosed on a Recurring Basis

Fair Value Measured or Disclosed on a Recurring Basis

Borrowings — Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 fair value measurement. The carrying value of the Company’s borrowings approximates fair value as the borrowing bears interest rates that are similar to existing market rates.

Other financial items for disclosure purpose — The fair value of other financial items of the Company for disclosure purpose, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, other current assets, accounts payable, other payables and accrued liabilities, approximate their carrying value due to their short-term nature.

Government Grants

Government Grants

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the enterprise will comply with the conditions attached to them. When the Company received the government grants but the conditions attached to the grants have not been fulfilled, such government grants are deferred and recorded as deferred revenue. As of March 31, 2021 and 2022, the deferred revenue were RMB1 million, which was recorded as deferred revenue within other payables and accrued liabilities in current liabilities, and RMB nil respectively. The classification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled. Grants that compensate the Company for expenses incurred are recognized as other income in statement of income on a systematic basis in the same periods in which the expenses are incurred. Government subsidies recognized as other income in the consolidated statement of comprehensive loss for the years ended March 31, 2020, 2021 and 2022 were RMB1.5 million, RMB1.3 million and RMB2.9 million, respectively.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease, right-of-use (“ROU”) assets and lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease, ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. It uses the implicit rate when readily determinable. The operating lease, ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company have elected not to recognize ROU assets and lease liabilities for short-term leases for all classes of underlying assets. Short-term leases are leases with terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Company derives revenue principally from the sale of mobile phones and accessories. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration the Company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company’s revenue is primary derived from (i) OEM and ODM services for well-known brands; (2) its own in-house brands, positioned in the emerging middle class consumer groups and price-sensitive consumers in emerging markets. Refer to Note 17 to the consolidated financial statements for disaggregation of the Company’s revenue by type of product and geography information for the years ended March 31, 2020, 2021 and 2022.

For the year ended March 31, 2021, the Company participated in efforts to stem the spread of the COVID-19 epidemic, namely, by serving as a temporary distributor of face masks to an existing overseas client in Brazil. The Company recognizes revenue from sales of face masks upon transfer of control of its products to the customer, which typically occurs upon delivery. The Company’s main performance obligation to its customers is the delivery of products in accordance with purchase orders. Each purchase order defines the transaction price for the products purchased under the arrangement. Delivery of these products occurs at that point of time when the control of the products is transferred to the customer. All the face masks sold with delivery terms entered into on a Free On Board basis at Shenzhen port.

The following table disaggregates the Company’s revenue by type of contract for the years ended March 31, 2020, 2021 and 2022:

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
OEM/ODM	175,215	195,995	273,979
In-house brands	17,873	6,157	1,529
Face mask	-	44,747	-
Total	193,088	246,899	275,508

1) Cooperation with OEM/ODM customers

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company generates its revenue through product sales, and shipping terms generally indicate when it has fulfilled its performance obligations and passed control of products to its customer, when the goods have been shipped to the customer’s specific location (delivery). Following delivery, the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility when selling the goods and bears the risks of obsolescence and loss in relation to the goods but has no right to return the products (other than for defective products). A receivable is recognized by the Company when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Revenue from OEM/ODM customers does not meet the criteria to be recognized over time since 1) it does not have the right of payment for the performance completed to date, 2) its work neither creates or enhances an asset controlled by customers until goods are delivered to the customer, 3) customers do not receive and consume benefits simultaneously provided by its performance.

2) Sales of products for in-house brands

For revenue realized in Indian market, additional term of goods return may apply. Under Do Mobile’s policy, end users have a right of return for defective devices within 7 days. At the point of sale, a refund liability and a corresponding adjustment to revenue is recognized for those products expected to be returned. At the same time, Do Mobile has a right to recover the product when customers exercise their right of return so consequently recognizes a right to returned goods asset and a corresponding adjustment to cost of sales. Do Mobile uses its accumulated historical experience to estimate the number of returns on a portfolio level using the expected value method, taking into consideration the type of products.

Contract assets and liabilities

Contract assets and liabilities

Contract assets, such as costs to obtain or fulfill contracts, are an insignificant component of the Company’s revenue recognition process. The majority of the Company’s cost of fulfillment as a manufacturer of products is classified as inventories and property and equipment, which are accounted for under the respective guidance for those asset types. Other costs of contract fulfillment are immaterial due to the nature of the Company’s products and their respective manufacturing processes.

Contract liabilities are mainly advance from customers.

Warranty

Warranty

The Company offers a standard product warranty that the product will operate under normal use. For products sold to OEM/ODM customers, the warranty period generally ranges from one to two years from the time of final acceptance. In general, the Company ships free spare parts as product warranty to these customers while the products are sold. For products sold to end users through retailers in India, the warranty period includes a one year warranty to end users. The Company has the obligation, at its option, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve.

Value added tax

Value added tax

In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of sales

Cost of sales

Cost of sales consists primarily of material costs, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead, which are directly attributable to the production of products. Write-down of inventories to lower of cost or net realizable value is also recorded in cost of sales.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) shipping expenses and (iii) salaries and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB0.1 million, RMB0.1 million and RMB0.1 million for the years ended March 31, 2020, 2021 and 2022, respectively. The shipping and handling fees amounted to RMB1.6 million, RMB1.2 million and RMB1.4 million for the years ended March 31, 2020, 2021 and 2022, respectively.

Research and development costs

Research and development costs

All research and development costs, including patent application costs, are expensed as incurred. Research and development costs total RMB10.7 million, RMB7.2 million and RMB14.1 million for the years ended March 31, 2020, 2021 and 2022, respectively, and are included within general and administrative expenses in the consolidated statements of comprehensive loss.

Employee social security and welfare benefits

Employee social security and welfare benefits

The employees of the Company are entitled to social benefits in accordance with the relevant regulations of the countries in which these companies are incorporated. The social benefits of the employees of the Company in the PRC include medical care, welfare subsidies, unemployment insurance, employment housing fund and pension benefits. The Company’s subsidiary in India is also required to pay for employee social benefits based upon certain percentages of employees’ salaries in accordance with the relevant local regulation. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB1.8 million, RMB0.4 million and RMB1.1 million for the years ended March 31, 2020, 2021 and 2022, respectively.

Borrowing cost

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the consolidated statement of comprehensive loss in the period in which they are incurred.

Income taxes

Income taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes.” Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.

Uncertain tax positions

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Company did not recognize any interest and penalties associated with uncertain tax positions for the years ended March 31, 2020, 2021 and 2022. As of March 31, 2021 and 2022, the Company did not have any significant unrecognized uncertain tax positions.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, domestic PRC entities must make appropriations from after-tax profit to non-distributable reserves funds. Subject to the limits of 50% of the entity’s registered capital, the statutory surplus reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). These reserve funds can only be used for specific purposes and are not distributable as cash dividends. Appropriation has been made to these statutory reserve funds of RMB nil, RMB0.2 million and RMB nil for the years ended March 31, 2020, 2021 and 2022, respectively. As of March 31, 2021 and 2022, the amount set aside were RMB6.3 million.

Non-controlling interest

Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net loss and other comprehensive loss are attributed to controlling and non-controlling interests.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies, except that UTime Trading uses United States dollar (“US$”) as functional currency. The financial statements of the Company’s subsidiaries, other than the consolidated VIE and VIE’s subsidiary with the functional currency in RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rate for equity amounts and the average rate during the reporting period for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIE and VIE’s subsidiary, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other (income) expenses, net in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended March 31, 2022 are solely for the convenience of the reader and has been made at the exchange rate quoted by the central parity of RMB against the US$ by the People’s Bank of China on March 31, 2022 of US$1.00 = RMB6.3482. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2022, or at any other rate.

Comprehensive income (loss)

Comprehensive loss

Comprehensive loss is comprised of the Company’s net loss and comprehensive loss. The component of comprehensive loss is consisted solely of foreign currency translation adjustments.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

FASB ASC Topic 280, “Segment Reporting” establishes standards for reporting information about reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group in deciding how to allocate resources and in assessing performance.

Management views the business as consisting of revenue streams; however they do not produce reports for, assess the performance of, or allocate resources to these revenue streams based upon any asset-based metrics, or based upon income or expenses, operating income or net income. Therefore, the Company believes that it operates in one business segment. Substantively all of the Company’s long-lived assets are located in the PRC.

Loss per share

Loss per share

Basic net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares, if any. Basic and diluted loss per share for each of the periods presented are calculated as follows:

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(21,701)	(16,627)	(38,833)
Denominator:
Weighted average shares outstanding, basic and diluted	4,507,223	4,517,793	8,164,771
Net loss attributable to UTime Limited per ordinary share:
Basic and diluted	(4.81)	(3.68)	(4.76)

Acquisitions

Acquisitions

The Company accounts for acquisitions of an asset or group of similar identifiable assets that do not meet the definition of a business as an asset acquisition using the cost accumulated method, whereby the cost of the acquisition, including certain transaction costs, is allocated to the assets acquired on the basis of their relative fair values. No goodwill is recognized in an asset acquisition. Intangible assets acquired in an asset acquisition for use in research and development activities which have no alternative future use are expensed as in-process research and development on the acquisition date. Intangible assets acquired for use in research and development activities which have an alternative future use are capitalized as in-process research and development. Future costs to develop these assets are recorded to research and development expense as they are incurred.

Recently issued accounting standards

Recently issued accounting standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaced the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires use of a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU No. 2019-10, “Financial Instruments-Credit Losses (Topic 326): Effective Dates”, to finalize the effective date delays for private companies, not-for-profits, and smaller reporting companies applying the current expected credit loss (CECL) standards. In March 31, 2022, the FASB issued ASU 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the TDR accounting model for creditors that have already adopted Topic 326, which is commonly referred to as the CECL model. These ASUs are effective for reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company has not early adopted this update and it will become effective on April 1, 2023 assuming the Company will remain an emerging growth company. The Company is currently assessing the impact of adopting this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021and interim periods within fiscal years, beginning after December 31, 2022.  The Company has finalized its analysis and does not expect this ASU to have a material impact on the consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.